Warrants (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2021	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 10 months 9 days		2 years 1 month 2 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 5 months 15 days		1 year 8 months 15 days
Warrants [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 987
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	63.00%
Risk free interest rate, share options granted	4.40%
Expected life	2 months 4 days
Fair value of warrants	$ 3,840	$ 568,773